January 15, 2026	Ali R. Olia T +1 617 951 7204 Ali.Olia@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Registrant”)
(Registration Nos. 33-14905 and 811-05201)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to Thornburg Small/Mid Cap Core Fund and Thornburg Small/Mid Cap Growth Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (“Amendment No. 160”), and (b) that Amendment No. 160 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7204.

Very truly yours,

/s/ Ali R. Olia
Ali R. Olia